Nature of the business	3 Months Ended
Mar. 31, 2024
Nature of the business [Abstract]
Nature of the business
Note 1. - Nature of the business
Atlantica Sustainable Infrastructure plc (“Atlantica” or the “Company”) is a sustainable infrastructure company with a majority of its business in renewable energy assets. Atlantica currently owns, manages and invests in renewable energy, storage, efficient natural gas and heat, electric transmission lines and water assets focused on North America (the United States, Canada and Mexico), South America (Peru, Chile, Colombia and Uruguay) and EMEA (United Kingdom, Spain, Italy, Algeria and South Africa). Its registered address is Great West House, GW1 Great West Road Brentford TW8 9DF, London (United Kingdom).
Atlantica’s shares trade on the NASDAQ Global Select Market under the symbol “AY”.

On March 22, 2024, the Company closed the acquisition of a 100% equity interest stake in two wind assets, UK Wind 1 and UK Wind 2, with a combined installed capacity of 32 MW in Scotland, United Kingdom. The assets are regulated under the UK green attribute regulation and are granted renewables obligation certificates until 2031 on average. The investment amounted to approximately $66 million and the assets currently do not have any project debt. These are Atlantica’s first operating assets in the UK, and the Company expects that the return from these assets will be enhanced by the use of the existing net operating loss carryforwards in the UK in the upcoming years.

The following table provides an overview of the main operating assets the Company owned or had an interest in as of March 31, 2024:

Assets	Type	Ownership	Location	Currency(9)	Capacity (Gross)	Counterparty Credit Ratings(10)	COD*	Contract Years Remaining(17)

Solana	Renewable (Solar)	100%	Arizona (USA)	USD	280 MW	BBB+/Baa1/BBB+	2013	20
Mojave	Renewable (Solar)	100%	California (USA)	USD	280 MW	BB/ Ba1/BB+	2014	16
Coso	Renewable (Geothermal)	100%	California (USA)	USD	135 MW	Investment Grade(11)	1987-1989	18
Elkhorn Valley(16)	Renewable (Wind)	49%	Oregon (USA)	USD	101 MW	BBB/Baa1/--	2007	4
Prairie Star(16)	Renewable (Wind)	49%	Minnesota (USA)	USD	101 MW	--/A3/A-	2007	4
Twin Groves II(16)	Renewable (Wind)	49%	Illinois (USA)	USD	198 MW	BBB+/Baa1/--	2008	2
Lone Star II(16)	Renewable (Wind)	49%	Texas (USA)	USD	196 MW	N/A	2008	N/A
Chile PV 1	Renewable (Solar)	35%(1)	Chile	USD	55 MW	N/A	2016	N/A
Chile PV 2	Renewable (Solar)	35%(1)	Chile	USD	40 MW	Not rated	2017	7
Chile PV 3	Renewable (Solar)	35%(1)	Chile	USD	73 MW	N/A	2014	N/A
La Sierpe	Renewable (Solar)	100%	Colombia	COP	20 MW	Not rated	2021	12
La Tolua	Renewable (Solar)	100%	Colombia	COP	20 MW	Not rated	2023	9
Tierra Linda	Renewable (Solar)	100%	Colombia	COP	10 MW	Not rated	2023	9
Honda 1	Renewable (Solar)	50%	Colombia	COP	10 MW	BBB-/-/BBB	2023	7
Albisu	Renewable (Solar)	100%	Uruguay	UYU	10 MW	Not rated	2023	14
Palmatir	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB+/Baa1/BBB(12)	2014	10
Cadonal	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB+/Baa1/BBB(12)	2014	11
Melowind	Renewable (Wind)	100%	Uruguay	USD	50 MW	BBB+/Baa1/BBB(12)	2015	12
Mini-Hydro	Renewable (Hydraulic)	100%	Peru	USD	4 MW	BBB-/Baa1/BBB	2012	9
Solaben 2 & 3	Renewable (Solar)	70%(2)	Spain	Euro	2x50 MW	A/Baa1/A-	2012	13/14
Solacor 1 & 2	Renewable (Solar)	87%(3)	Spain	Euro	2x50 MW	A/Baa1/A-	2012	13/13
PS10 & PS20	Renewable (Solar)	100%	Spain	Euro	31 MW	A/Baa1/A-	2007&2009	8/10
Helioenergy 1 & 2	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2011	13/13
Helios 1 & 2	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2012	13/13
Solnova 1, 3 & 4	Renewable (Solar)	100%	Spain	Euro	3x50 MW	A/Baa1/A-	2010	11/11/11
Solaben 1 & 6	Renewable (Solar)	100%	Spain	Euro	2x50 MW	A/Baa1/A-	2013	14/14
Seville PV	Renewable (Solar)	80%(4)	Spain	Euro	1 MW	A/Baa1/A-	2006	12
Italy PV 1	Renewable (Solar)	100%	Italy	Euro	1.6 MW	BBB/Baa3/BBB	2010	7
Italy PV 2	Renewable (Solar)	100%	Italy	Euro	2.1 MW	BBB/Baa3/BBB	2011	7
Italy PV 3	Renewable (Solar)	100%	Italy	Euro	2.5 MW	BBB/Baa3/BBB	2012	8
Italy PV 4	Renewable (Solar)	100%	Italy	Euro	3.6 MW	BBB/Baa3/BBB	2011	7
UK Wind 1	Renewable (Wind)	100%	United Kingdom	GBP	25 MW	AA/Aa3/AA-	2012	9
UK Wind 2	Renewable (Wind)	100%	United Kingdom	GBP	8 MW	AA/Aa3/AA-	2003	4
Kaxu	Renewable (Solar)	51%(5)	South Africa	Rand	100 MW	BB-/Ba2/BB-(13)	2015	11
Calgary	Efficient natural gas &heat	100%	Canada	CAD	55 MWt	~60% AA- or higher(14)	2010	12
ACT	Efficient natural gas & heat	100%	Mexico	USD	300 MW	BBB/B3/B+	2013	9
Monterrey (18)	Efficient natural gas &heat	30%	Mexico	USD	142 MW	Not rated	2018	22
ATN (15)	Transmission line	100%	Peru	USD	379 miles	BBB-/Baa1/BBB	2011	17
ATS	Transmission line	100%	Peru	USD	569 miles	BBB-/Baa1/BBB	2014	20
ATN 2	Transmission line	100%	Peru	USD	81 miles	Not rated	2015	9
Quadra 1 & 2	Transmission line	100%	Chile	USD	49 miles/32 miles	Not rated	2014	11/11
Palmucho	Transmission line	100%	Chile	USD	6 miles	BBB/ -- /BBB+	2007	14
Chile TL3	Transmission line	100%	Chile	USD	50 miles	A/A2/A-	1993	N/A
Chile TL4	Transmission line	100%	Chile	USD	63 miles	Not rated	2016	48
Skikda	Water	34.20%(6)	Algeria	USD	3.5 M ft3/day	Not rated	2009	10
Honaine	Water	25.50%(7)	Algeria	USD	7 M ft3/day	Not rated	2012	13
Tenes	Water	51%(8)	Algeria	USD	7 M ft3/day	Not rated	2015	16

(1)	65% of the shares in Chile PV 1, Chile PV 2 and Chile PV 3 are indirectly held by financial partners through the renewable energy platform of the Company in Chile.
(2)	Itochu Corporation holds 30% of the shares in each of Solaben 2 and Solaben 3.
(3)	JGC holds 13% of the shares in each of Solacor 1 and Solacor 2.
(4)	Instituto para la Diversificación y Ahorro de la Energía (“Idae”) holds 20% of the shares in Seville PV.
(5)	Kaxu is owned by the Company (51%), Industrial Development Corporation of South Africa (“IDC”, 29%) and Kaxu Community Trust (20%).
(6)	Algerian Energy Company, SPA owns 49% of Skikda and Sacyr Agua, S.L. owns the remaining 16.8%.
(7)	Algerian Energy Company, SPA owns 49% of Honaine and Sacyr Agua, S.L. owns the remaining 25.5%.
(8)
Algerian Energy Company, SPA owns 49% of Tenes. The Company has an investment in Tenes through a secured loan to Befesa Agua Tenes (the holding company of Tenes) and the right to appoint a majority at the board of directors of the project company. Therefore, the Company controls Tenes since May 31, 2020, and fully consolidates the asset from that date.

(9)	Certain contracts denominated in U.S. dollars are payable in local currency.
(10)
Reflects the counterparty’s credit ratings issued by Standard & Poor’s Ratings Services, or S&P, Moody’s Investors Service Inc., or Moody’s, and Fitch Ratings Ltd, or Fitch. Not applicable (“N/A”) when the asset has no PPA.

(11)
Refers to the credit rating of two Community Choice Aggregators: Silicon Valley Clean Energy and Monterrey Bar Community Power, both with A Rating from S&P and Southern California Public Power Authority. The third off-taker is not rated.

(12)	Refers to the credit rating of Uruguay, as UTE (Administración Nacional de Usinas y Transmisoras Eléctricas) is unrated.
(13)	Refers to the credit rating of the Republic of South Africa. The off-taker is Eskom, which is a state-owned utility company in South Africa.
(14)	Refers to the credit rating of a diversified mix of 22 high credit quality clients (~60% AA- rating or higher, the rest is unrated).
(15)	Including ATN Expansion 1 & 2.
(16)	Part of Vento II Portfolio.
(17)	As of March 31, 2024.
(18)	Accounted for as held for sale as of March 31, 2024.
(*)	Commercial Operation Date.

Additionally, Atlantica currently has the following assets under construction or ready to start construction in the short term:

Asset	Type	Location	Capacity (gross)[1]	Expected COD	Expected Investment[2] ($ million)	Off-taker
Coso Batteries 1	Battery Storage	California, US	100 MWh	2025	40-50	Investment grade utility
Coso Batteries 2	Battery Storage	California, US	80 MWh	2025	35-45	Investment grade utility
Chile PMGD	Solar PV	Chile	80 MW	2024-2025	30	Regulated
ATN Expansion 3	Transmission Line	Peru	2.4miles 220kV	2024	12	Conelsur
ATS Expansion 1	Transmission Line	Peru	n.a. (substation)	2025	30	Republic of Peru
Honda 2[3]	Solar PV	Colombia	10 MW	2024	5.5	Enel Colombia
Apulo 1[3]	Solar PV	Colombia	10 MW	2024	5.5	-
Chile PV 3 expansion	Battery storage	Chile	142 MWh	2024	14-15	Emoac

(1)	Includes nominal capacity on a 100% basis, not considering Atlantica’s ownership.
(2)	Corresponds to the expected investment by Atlantica.
(3)	Atlantica owns 50% of the shares in Honda 2 and Apulo 1.

In October 2023, the Company entered into two 15-year tolling agreements (PPAs) with an investment grade utility for Coso Batteries 1 and Coso Batteries 2. Under each of the tolling agreements, Coso Batteries 1 and 2 will receive fixed monthly payments adjusted by the financial settlement of CAISO’s (California Independent System Operator) Day-Ahead market. In addition, the Company expects to obtain revenue from ancillary services in each of the assets.

Coso Batteries 1 is a standalone battery storage project of 100 MWh (4 hours) capacity, located inside Coso, its geothermal asset in California. Additionally, Coso Batteries 2 is a standalone battery storage project with 80 MWh (4 hours) capacity also located inside Coso. The investment is expected to be in the range of $40 million to $50 million for Coso Batteries 1, and in the range of $35 to $45 million for Coso Batteries 2. Both projects were fully developed in-house and are now under construction. Atlantica has closed a contract with Tesla for the procurement of the batteries. COD is expected in 2025 for both projects.

In November 2022, the Company closed the acquisition of a 49% interest, with joint control, in an 80 MW portfolio of solar PV projects in Chile, Chile PMGD, which is currently under construction. Atlantica´s economic rights are expected to be approximately 70%. Total investment in equity and preferred equity is expected to be approximately $30 million and COD is expected to be progressive in 2024 and 2025. Revenue for these assets is regulated under the Small Distributed Generation Means Regulation Regime (“PMGD”) for projects with a capacity equal or lower than 9MW, which allows to sell electricity through a stabilized price.

In July 2022 the Company closed a 17-year transmission service agreement denominated in U.S. dollars that allows to build a substation and a 2.4-miles transmission line connected to ATN transmission line serving a new mine in Peru (ATN Expansion 3). The substation is expected to enter in operation in 2024 and the investment is expected to be approximately $12 million.

In July 2023, as part of the New Transmission Plan Update in Peru, the Ministry of Energy and Mines published the Ministerial Resolution that enables to start construction of ATS Expansion 1 project, consisting in the reinforcement of two existing substations with new equipment. The expansion will be part of the existing concession contract, a 30-year contract with a fixed-price tariff base denominated in U.S. dollars adjusted annually in accordance with the U.S. Finished Goods Less Foods and Energy Index as published by the U.S. Department of Labor. Given that the concession ends in 2044, Atlantica will be compensated with a one-time payment for the remaining 9 years of concession. The expansion is expected to enter in operation in 2025 and the investment is expected to be approximately $30 million.

In May 2022, the Company agreed to develop and construct Honda 1 and 2, two PV assets in Colombia with a combined capacity of 20 MW, where it has a 50% ownership. Each plant has a 7-year PPA with Enel Colombia. Honda 1 reached COD in December 2023. Honda 2 is expected to enter into operation in the second quarter of 2024. The investment is expected to be $5.5 million for each plant.

In April 2024, the Company signed a 10-year PPA for Chile PV 3 covering part of the production of the PV plant in operation and the 142 MWh (2 hours) battery storage expansion under construction at the Chile PV 3 plant.

Chile PV 1 and PV2 events of default

Due to low electricity prices in Chile, the project debts of Chile PV 1 and PV2, where the Company owns a 35% equity interest, are under an event of default as of March 31, 2024. Chile PV 1 and Chile PV 2 were not able to maintain the minimum required cash in their debt service reserve account during 2023 and did not make their debt service payment in January 2024 and October 2023, respectively. Both assets obtained additional financing from the banks to make their debt service payment, but still were not able to fund their debts service reserve account as of March 31, 2024. As a result, although the Company does not expect an acceleration of the debts to be declared by the credit entities, Chile PV 1 and Chile PV 2, did not have a right to defer the settlement of the debts for at least twelve months as of December 31, 2023 and March 31, 2024, and therefore the project debts, which amount to $71 million as of March 31, 2024 (Note 16), remained classified as current in these Consolidated Financial Statements in accordance with International Accounting Standards 1 (“IAS 1”), “Presentation of Financial Statements”. The Company is, together with the partner, in conversations with the banks regarding a potential waiver.